Consolidated Statements of Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Gross revenue	CAD 5,140.1	CAD 4,300.1
Less subconsultant/subcontractor and other direct expenses	1,722.8	1,201.7
Net revenue	3,417.3	3,098.4
Direct payroll costs	1,589.4	1,422.1
Gross margin	1,827.9	1,676.3
Administrative and marketing expenses	1,463.8	1,335.1
Depreciation of property and equipment	54.6	51.2
Amortization of intangible assets	80.2	75.7
Net interest expense	25.8	28.6
Other net finance expense	7.1	6.4
Share of income from joint ventures and associates	(2.6)	(2.4)
Foreign exchange loss	0.1	0.7
Gain on disposition of a subsidiary	(54.6)
Other (income) expense	(10.0)	0.2
Income before income taxes	263.5	180.8
Income taxes
Current	192.9	37.7
Deferred	(26.4)	12.6
Total income taxes	166.5	50.3
Net income for the year	CAD 97.0	CAD 130.5
Earnings per share
Basic	CAD 0.85	CAD 1.22
Diluted	CAD 0.85	CAD 1.22